UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01608
                                   ---------

                           FRANKLIN HIGH INCOME TRUST
                           --------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
             (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 11/30/07
                          --------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                    NOVEMBER 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    SEMIANNUAL REPORT AND SHAREHOLDER LETTER        INCOME
--------------------------------------------------------------------------------

                                                    WANT TO RECEIVE
                                                    THIS DOCUMENT
                                                    FASTER VIA EMAIL?
                FRANKLIN HIGH INCOME FUND
                                                    Eligible shareholders can
                                                    sign up for eDelivery at
                                                    franklintempleton.com.
                                                    See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                        FRANKLIN o Templeton o Mutual Series

                               Franklin Templeton Investments

                               GAIN FROM OUR PERSPECTIVE(R)

                               Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE          Each of our portfolio management groups operates
                               autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                               FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                               TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                               MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION           Because our management groups work independently
                               and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST      At Franklin Templeton Investments, we seek to
                               consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin High Income Fund .................................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   25

Notes to Financial Statements .............................................   29

Shareholder Information ...................................................   40

--------------------------------------------------------------------------------


Semiannual Report

Franklin High Income Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin High Income Fund seeks a high level of current income, with a secondary goal of capital appreciation, by investing substantially in high yield, lower-rated debt securities.

--------------------------------------------------------------------------------

ASSET ALLOCATION
Based on Total Net Assets as of 11/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Bonds ...........................................    95.7%
Equities ........................................     1.6%
Short-Term Investments & Other Net Assets .......     2.7%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin High Income Fund covers the period ended November 30, 2007.

PERFORMANCE OVERVIEW

Franklin High Income Fund - Class A had a -2.07% cumulative total return for the six months under review. The Fund outperformed its benchmark, the Credit Suisse
(CS) High Yield Index, which had a -2.55% return, and outperformed its peers as measured by the Lipper High Current Yield Funds Classification Average, which had a -3.19% return for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Sources: Credit Suisse; Lipper Inc. The CS High Yield Index is designed to mirror the investible universe of the U.S. dollar denominated high yield debt market. The Lipper High Current Yield Funds Classification Average is calculated by averaging the total returns of funds within the Lipper High Current Yield Funds classification in the Lipper Open-End underlying funds universe for the period indicated. Lipper High Current Yield Funds are defined as funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 11/30/07, there were 476 funds in this category. Lipper calculations do not include sales charges or expense subsidization by a fund's manager. Fund performance relative to the average may have differed if these or other factors had been considered. Indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                           Semiannual Report | 3

ECONOMIC AND MARKET OVERVIEW

The U.S. economy grew at a moderate pace for the six-month period ended November 30, 2007. Gross domestic product (GDP) growth was bolstered by strong consumer spending, personal income and business investment, as well as a surge in U.S. exports due to solid overseas demand supported by a weaker U.S. dollar. After rising at an annualized pace of 3.8% in 2007's second quarter, GDP growth in the third quarter advanced at an estimated 4.9% annualized rate, the fastest pace in four years. 2 However, a declining housing market, widening financial shocks stemming from problems in the mortgage market, a softer employment environment and tighter credit conditions weighed on economic growth.

While oil prices exhibited continued volatility and reached a historical high in November, core inflation, which excludes food and energy costs, remained more modest. For November 2007, the core Consumer Price Index (CPI) had a 12-month increase of 2.3%. 3 The Federal Reserve Board's (Fed's) preferred measure of inflation, the core personal consumption expenditures price index, reported a 12-month increase of 2.2%. 2 These current levels of inflation lessened near-term concerns and provided the Fed with more flexibility to respond to ongoing economic pressures resulting from tightening credit conditions, energy prices and a weaker dollar.

With continued investor uncertainty, the Fed enacted interest rate reductions in an effort to sustain U.S. economic growth and stabilize financial markets. In August, the Fed cut the discount rate (the Fed's interest rate charged to member banks) 50 basis points, from 6.25% to 5.75%. In September and October, the Fed made further cuts, bringing the discount rate to 5.00%. After cutting the federal funds target rate 50 basis points in September, the Fed lowered the rate an additional 25 basis points to 4.50% at its October meeting. While the committee's explicit message was for risks roughly balanced between growth and inflation following the final rate cut of the reporting period, by November it expressed concerns over a number of downside risks to growth, potentially emanating from the housing, mortgage and financial markets.

Over the period, investors sought relative safety in short-term U.S. Treasuries. Treasury yields declined and the yield curve steepened. Short-term, two- and five-year yields meaningfully declined, with the two-year bill yielding 3.04% at the end of November, down from 4.92% six months earlier. The 10-year U.S. Treasury note ended November yielding 3.97%, compared with 4.90% at the beginning of the period.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.


4 | Semiannual Report

DIVIDEND DISTRIBUTIONS*
6/1/07-11/30/07

--------------------------------------------------------------------------------
                                       DIVIDEND PER SHARE
               -----------------------------------------------------------------
MONTH           CLASS A       CLASS B      CLASS C      CLASS R    ADVISOR CLASS
--------------------------------------------------------------------------------
June           1.25 cents   1.17 cents   1.15 cents   1.19 cents     1.27 cents
--------------------------------------------------------------------------------
July           1.25 cents   1.17 cents   1.15 cents   1.19 cents     1.27 cents
--------------------------------------------------------------------------------
August         1.25 cents   1.17 cents   1.15 cents   1.19 cents     1.27 cents
--------------------------------------------------------------------------------
September      1.25 cents   1.16 cents   1.17 cents   1.20 cents     1.28 cents
--------------------------------------------------------------------------------
October        1.25 cents   1.16 cents   1.17 cents   1.20 cents     1.28 cents
--------------------------------------------------------------------------------
November       1.25 cents   1.16 cents   1.17 cents   1.20 cents     1.28 cents
================================================================================
TOTAL          7.50 CENTS   6.99 CENTS   6.96 CENTS   7.17 CENTS     7.65 CENTS
--------------------------------------------------------------------------------

* All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Focusing on the high yield corporate market, the six months ended November 30, 2007, witnessed a meaningful re-pricing of the noninvestment-grade corporate bond market. Yield spreads over Treasuries, as measured by the CS High Yield Index, rose from their historically most narrow level of 2.7% at the end of May 2007 to 5.8% by period-end, their widest level since 2003. 1 Although default rates remained near 25-year lows during the period, yield spreads were driven wider by a combination of factors. First, a heavy pending new-issue supply calendar of lower-rated leveraged buyout-related debt weighed on the secondary market, as these deals were anticipated by market participants to offer higher yields and thereby to push the prices on bonds of comparable, existing issuers lower. Second, heightened risk aversion stemming from the housing and sub-prime mortgage meltdown pushed risk premiums higher for fixed income spread sectors (those with yields above those of government bonds) such as high yield corporate bonds. Third, the outlook for slower domestic economic growth raised investor concerns over the potential for weaker corporate earnings, which could ultimately pressure corporate issuers' credit quality.

Even though Treasury yields declined significantly, with spreads widening more than 300 basis points (100 basis points equal one percentage point), the high yield market, as measured by the CS High Yield Index, posted a negative total return for the period under review. 1 In this environment of risk aversion and rising yield spreads, the higher-quality portions of the high yield market outperformed the lower-quality tiers.

INVESTMENT STRATEGY

We are disciplined, fundamental investors who mainly rely on our analysts' in-depth industry expertise to evaluate companies. We examine sectors and individual securities in detail. When evaluating an issuer's creditworthiness,


                                                           Semiannual Report | 5

TOP 10 HOLDINGS BY ISSUER*
11/30/07

--------------------------------------------------------------------------------
ISSUER                                                                % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
--------------------------------------------------------------------------------
Ford Motor Credit Co. LLC                                                   2.2%
   AUTOMOBILES & COMPONENTS
--------------------------------------------------------------------------------
GMAC LLC                                                                    2.0%
   DIVERSIFIED FINANCIALS
--------------------------------------------------------------------------------
Charter Communications Holdings                                             1.7%
   MEDIA
--------------------------------------------------------------------------------
Cablevision Systems Corp.                                                   1.6%
   MEDIA
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                     1.6%
   ENERGY
--------------------------------------------------------------------------------
MGM Mirage                                                                  1.5%
   CONSUMER SERVICES
--------------------------------------------------------------------------------
R.H. Donnelley Corp.                                                        1.5%
   MEDIA
--------------------------------------------------------------------------------
Qwest Communications International Inc.                                     1.5%
   TELECOMMUNICATION SERVICES
--------------------------------------------------------------------------------
Host Marriott LP                                                            1.5%
   CONSUMER SERVICES
--------------------------------------------------------------------------------
HCA Inc.                                                                    1.5%
   HEALTH CARE EQUIPMENT & SERVICES
--------------------------------------------------------------------------------

* Securities are listed by issuer, which may appear by another name in the SOI.

we consider the issuer's experience, managerial strength, sensitivity to economic conditions, credit rating, and current and prospective financial condition.

MANAGER'S DISCUSSION

During the six months under review, the Fund's somewhat low exposure to more distressed and defaulted portions of the high yield bond market had a positive impact on overall performance, given the weak results within those categories. In addition, certain of the Fund's sector positionings, as well as individual security selection, positively contributed to the Fund's performance compared to its peers.

Our weightings in several sectors compared to our peer group helped the Fund's relative performance. 4 For example, during much of the period the Fund held an underweighted exposure to the financials sector, which underperformed the broad high yield market as concerns regarding the impact of subprime mortgage exposure and the resulting pressure on capital requirements and liquidity weighed on certain issuers. The Fund did add to its financials exposure over the course of the period as securities from these issuers traded lower, although much of the incremental purchases were focused on investment-grade rated issues. Given concerns regarding an expected slowdown in consumer spending and the domestic economy, the Fund's lower exposure to the automotive sector was also a positive contributor to overall performance. The Fund's heavier exposure to chemicals sector high yield bonds also supported performance, partly due to the sector's merger and acquisition activity. In particular, bonds from Lyondell Chemical and Huntsman International rose on the expectation that these issues would be redeemed at a premium to their par value as part of the sales of both firms. 5

Conversely, certain industry positionings negatively impacted the Fund's relative performance. For example, the Fund's heavier exposure in the media sector weighed on returns as investor concerns over the advertising market's diminished outlook pressured certain corporate bonds from media issuers, particularly those in the publishing industry. After having underperformed during the Fund's previous reporting period, relative performance for the food retail high yield bond sector improved over the six-month period as that non-discretionary consumer segment was thought to be more insulated from an

4. For industry weighting comparisons, the Fund's peer group comprises some of the mutual funds found within the Lipper High Current Yield Funds Classification Average. See footnote 1 for a description of the Lipper Average.

5. These chemicals holdings are in the materials sector in the SOI.


6 | Semiannual Report
expected slowdown in domestic economic growth. Consequently, the Fund's lack of direct exposure to related issues detracted from relative performance. In terms of a specific holding, the value of the Fund's Iridium bonds were pushed lower during the period mainly as a result of an unfavorable court ruling regarding bondholder claims against Motorola (a former equity sponsor and supplier to Iridium).

At period-end, high yield valuations have moved closer to their longer-term averages, reflecting a market expectation of rising corporate default rates. Although we believe default rates may indeed rise as a result of a slowing domestic economy and weaker corporate earnings, at current valuation levels we favored a more neutral-quality positioning. We continue to believe that security selection will be the key driver for Fund performance, particularly in an environment of heightened price volatility, and will look to our in-house credit analysts for individual credit issuer recommendations.

Thank you for your continued participation in Franklin High Income Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Christopher J. Molumphy

                          Christopher J. Molumphy, CFA
                          Senior Portfolio Manager

[PHOTO OMITTED]           /s/ Eric G. Takaha

                          Eric G. Takaha, CFA
                          Portfolio Manager

                          Franklin High Income Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF NOVEMBER 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 11/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: FHAIX)                          CHANGE    11/30/07   5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.12    $   2.05   $  2.17
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0750
--------------------------------------------------------------------------------
CLASS B (SYMBOL: FHIBX)                          CHANGE    11/30/07   5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.12    $   2.04   $  2.16
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0699
--------------------------------------------------------------------------------
CLASS C (SYMBOL: FCHIX)                          CHANGE    11/30/07   5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.12    $   2.06   $  2.18
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0696
--------------------------------------------------------------------------------
CLASS R (SYMBOL: FHIRX)                          CHANGE    11/30/07   5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.13    $   2.06   $  2.19
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0717
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FVHIX)                    CHANGE    11/30/07   5/31/07
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            -$0.12    $   2.05   $  2.17
--------------------------------------------------------------------------------
DISTRIBUTIONS (6/1/07-11/30/07)
--------------------------------------------------------------------------------
Dividend Income                     $0.0765
--------------------------------------------------------------------------------

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------
CLASS A                                6-MONTH           1-YEAR    5-YEAR   10-YEAR
-----------------------------------------------------------------------------------
Cumulative Total Return 1               -2.07%           +3.58%   +77.39%   +66.53%
-----------------------------------------------------------------------------------
Average Annual Total Return 2           -6.38%           -0.62%   +11.23%    +4.78%
-----------------------------------------------------------------------------------
Value of $10,000 Investment 3           $9,362           $9,938   $17,026   $15,957
-----------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                      -1.00%   +11.16%    +4.75%
-----------------------------------------------------------------------------------
   Distribution Rate 5                           7.01%
-----------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   7.35%
-----------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             0.76%
-----------------------------------------------------------------------------------


8 | Semiannual Report

-----------------------------------------------------------------------------------------------
CLASS B                                6-MONTH           1-YEAR    5-YEAR    INCEPTION (1/1/99)
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1               -2.32%            +3.06%   +72.31%         +56.65%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2           -6.10%            -0.78%   +11.24%          +5.16%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $9,390            $9,922   $17,031         $15,665
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                       -1.62%   +11.30%          +5.17%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                           6.82%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   7.22%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.26%
-----------------------------------------------------------------------------------------------
CLASS C                                6-MONTH            1-YEAR    5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1               -2.31%            +3.02%   +72.46%         +58.46%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2           -3.26%            +2.06%   +11.52%          +4.71%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $9,674           $10,206   $17,246         $15,846
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                       +1.68%   +11.58%          +4.64%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                           6.82%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   7.22%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.26%
-----------------------------------------------------------------------------------------------
CLASS R                                6-MONTH            1-YEAR    5-YEAR   INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1               -2.67%            +3.17%   +73.68%         +66.00%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2           -2.67%            +3.17%   +11.67%          +8.95%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $9,733           $10,317   $17,368         $16,600
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                       +2.80%   +11.84%          +8.98%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                           6.99%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   7.38%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             1.11%
-----------------------------------------------------------------------------------------------
ADVISOR CLASS                          6-MONTH            1-YEAR    5-YEAR         10-YEAR
-----------------------------------------------------------------------------------------------
Cumulative Total Return 1               -2.00%            +3.70%   +77.55%         +68.75%
-----------------------------------------------------------------------------------------------
Average Annual Total Return 2           -2.00%            +3.70%   +12.17%          +5.37%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment 3           $9,800           $10,370   $17,755         $16,875
-----------------------------------------------------------------------------------------------
Avg. Ann. Total Return (12/31/07) 4                       +3.31%   +12.23%          +5.34%
-----------------------------------------------------------------------------------------------
   Distribution Rate 5                           7.49%
-----------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                   7.87%
-----------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 7             0.61%
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. INVESTMENT IN FOREIGN SECURITIES ALSO INVOLVES SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, AND POLITICAL AND ECONOMIC UNCERTAINTY. IN ADDITION, INTEREST RATE MOVEMENTS WILL AFFECT THE FUND'S SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class's November dividend and the maximum offering price (NAV for Classes B, C, R and Advisor) per share on 11/30/07.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 11/30/07.

7. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                      VALUE 6/1/07      VALUE 11/30/07   PERIOD* 6/1/07-11/30/07
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  979.30              $3.71
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,021.25              $3.79
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  976.80              $6.18
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.75              $6.31
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  976.90              $6.18
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.75              $6.31
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  973.30              $5.43
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.50              $5.55
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------
Actual                                           $1,000           $  980.00              $2.97
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,022.00              $3.03
-------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.75%; B: 1.25%; C: 1.25%; R: 1.10%; and Advisor:
0.60%), multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.


12 | Semiannual Report

Franklin High Income Trust

FINANCIAL HIGHLIGHTS

FRANKLIN HIGH INCOME FUND

                                         -------------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED
                                         NOVEMBER 30, 2007                              YEAR ENDED MAY 31,
CLASS A                                     (UNAUDITED)           2007           2006           2005           2004           2003
                                         -------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period ..     $     2.17      $     2.08     $     2.09     $     2.02     $     1.88     $     1.87
                                         -------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ............           0.08            0.15           0.15           0.16           0.16           0.16
   Net realized and unrealized gains
      (losses) ........................          (0.12)           0.10          (0.01)          0.06           0.13           0.01
                                         -------------------------------------------------------------------------------------------
Total from investment operations ......          (0.04)           0.25           0.14           0.22           0.29           0.17
                                         -------------------------------------------------------------------------------------------
Less distributions from net investment
   income .............................          (0.08)          (0.16)         (0.15)         (0.15)         (0.15)         (0.16)
                                         -------------------------------------------------------------------------------------------
Redemption fees .......................             -- e            -- e           -- e           -- e           -- e           -- e
                                         -------------------------------------------------------------------------------------------
Net asset value, end of period ........     $     2.05      $     2.17     $     2.08     $     2.09     $     2.02     $     1.88
                                         ===========================================================================================

Total return c ........................          (2.07)%         12.29%          6.89%         11.14%         15.67%         10.67%

RATIOS TO AVERAGE NET ASSETS d
Expenses ..............................           0.75% f         0.76% f        0.75% f        0.74% f        0.75% f        0.76%
Net investment income .................           7.50%           7.33%          7.17%          7.40%          7.73%          9.72%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....     $2,062,861      $2,278,898     $2,165,990     $2,233,772     $2,172,749     $2,077,768
Portfolio turnover rate ...............          14.77%          38.27%         29.26%         30.19%         44.07%         36.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                     YEAR ENDED MAY 31,
CLASS B                                               (UNAUDITED)         2007         2006         2005         2004         2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $      2.16      $   2.07     $   2.08     $   2.02     $   1.88     $   1.87
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.07          0.14         0.14         0.14         0.15         0.16
   Net realized and unrealized gains (losses) ..           (0.12)         0.09        (0.01)        0.06         0.13           -- e
                                                   ---------------------------------------------------------------------------------
Total from investment operations ...............           (0.05)         0.23         0.13         0.20         0.28         0.16
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.07)        (0.14)       (0.14)       (0.14)       (0.14)       (0.15)
                                                   ---------------------------------------------------------------------------------
Redemption fees ................................              -- e          -- e         -- e         -- e         -- e         -- e
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period .................     $      2.04      $   2.16     $   2.07     $   2.08     $   2.02     $   1.88
                                                   =================================================================================

Total return c .................................           (2.32)%       11.78%        6.35%       10.09%       15.12%       10.13%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            1.25% f       1.26% f      1.25% f      1.24% f      1.25% f      1.27%
Net investment income ..........................            7.00%         6.83%        6.67%        6.90%        7.23%        9.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $   133,090      $164,690     $184,076     $207,881     $207,680     $182,494
Portfolio turnover rate ........................           14.77%        38.27%       29.26%       30.19%       44.07%       36.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                        YEAR ENDED MAY 31,
CLASS C                                               (UNAUDITED)         2007         2006         2005         2004         2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $      2.18      $   2.09     $   2.10     $   2.03     $   1.89     $   1.88
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.07          0.14         0.14         0.15         0.15         0.16
   Net realized and unrealized gains (losses) ..           (0.12)         0.09        (0.01)        0.06         0.13           -- e
                                                   ---------------------------------------------------------------------------------
Total from investment operations ...............           (0.05)         0.23         0.13         0.21         0.28         0.16
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.07)        (0.14)       (0.14)       (0.14)       (0.14)       (0.15)
                                                   ---------------------------------------------------------------------------------
Redemption fees ................................              -- e          -- e         -- e         -- e         -- e         -- e
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period .................     $      2.06      $   2.18     $   2.09     $   2.10     $   2.03     $   1.89
                                                   =================================================================================

Total return c .................................           (2.31)%       11.67%        6.31%       10.53%       15.01%       10.07%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            1.25% f       1.26% f      1.25% f      1.24% f      1.25% f      1.27%
Net investment income ..........................            7.00%         6.83%        6.67%        6.90%        7.23%        9.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $   341,866      $384,421     $361,701     $388,250     $416,171     $421,795
Portfolio turnover rate ........................           14.77%        38.27%       29.26%       30.19%       44.07%       36.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                        YEAR ENDED MAY 31,
CLASS R                                               (UNAUDITED)         2007         2006         2005         2004         2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $      2.19      $   2.09     $   2.10     $   2.03     $   1.89     $   1.88
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.07          0.15         0.14         0.15         0.15         0.16
   Net realized and unrealized gains (losses) ..           (0.13)         0.10        (0.01)        0.06         0.13         0.01
                                                   ---------------------------------------------------------------------------------
Total from investment operations ...............           (0.06)         0.25         0.13         0.21         0.28         0.17
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.07)        (0.15)       (0.14)       (0.14)       (0.14)       (0.16)
                                                   ---------------------------------------------------------------------------------
Redemption fees ................................              -- e          -- e         -- e         -- e         -- e         -- e
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period .................     $      2.06      $   2.19     $   2.09     $   2.10     $   2.03     $   1.89
                                                   =================================================================================

Total return c .................................           (2.67)%       12.33%        6.45%       10.68%       15.17%       10.21%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            1.10% f       1.11% f      1.10% f      1.09% f      1.10% f      1.12%
Net investment income ..........................            7.15%         6.98%        6.82%        7.05%        7.38%        9.36%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $    32,100      $ 26,671     $  9,972     $  5,300     $  3,467     $  2,574
Portfolio turnover rate ........................           14.77%        38.27%       29.26%       30.19%       44.07%       36.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   NOVEMBER 30, 2007                        YEAR ENDED MAY 31,
ADVISOR CLASS                                         (UNAUDITED)         2007         2006         2005         2004         2003
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........     $      2.17      $   2.08     $   2.09     $   2.02     $   1.88     $   1.88
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b .....................            0.08          0.16         0.15         0.16         0.16         0.16
   Net realized and unrealized gains (losses) ..           (0.12)         0.09        (0.01)        0.06         0.13           -- e
                                                   ---------------------------------------------------------------------------------
Total from investment operations ...............           (0.04)         0.25         0.14         0.22         0.29         0.16
                                                   ---------------------------------------------------------------------------------
Less distributions from net investment income ..           (0.08)        (0.16)       (0.15)       (0.15)       (0.15)       (0.16)
                                                   ---------------------------------------------------------------------------------
Redemption fees ................................              -- e          -- e         -- e         -- e         -- e         -- e
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period .................     $      2.05      $   2.17     $   2.08     $   2.09     $   2.02     $   1.88
                                                   =================================================================================

Total return c .................................           (2.00)%       12.44%        7.06%       11.29%       15.82%       10.23%

RATIOS TO AVERAGE NET ASSETS d
Expenses .......................................            0.60% f       0.61% f      0.60% f      0.59% f      0.60% f      0.62%
Net investment income ..........................            7.65%         7.48%        7.32%        7.55%        7.88%        9.86%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............     $    41,202      $ 56,593     $ 43,502     $ 28,231     $ 37,569     $ 28,045
Portfolio turnover rate ........................           14.77%        38.27%       29.26%       30.19%       44.07%       36.52%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin High Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a       VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 97.3%
        CORPORATE BONDS 95.7%
        AUTOMOBILES & COMPONENTS 4.0%
        Ford Motor Credit Co. LLC, senior note,
           5.80%, 1/12/09 .....................................................   United States     $ 40,000,000     $   38,070,920
           9.875%, 8/10/11 ....................................................   United States       20,000,000         19,368,720
        General Motors Corp, senior note, 7.70%, 4/15/16 ......................   United States        5,000,000          4,287,500
        General Motors Corp., senior deb., 8.25%, 7/15/23 .....................   United States       20,000,000         16,500,000
      b TRW Automotive Inc., senior note, 144A,
           7.00%, 3/15/14 .....................................................   United States        8,800,000          8,272,000
           7.25%, 3/15/17 .....................................................   United States       20,000,000         18,650,000
                                                                                                                     ---------------
                                                                                                                        105,149,140
                                                                                                                     ---------------
        CAPITAL GOODS 4.7%
        Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ............   United States       15,800,000         14,299,000
        L-3 Communications Corp., senior sub. note,
           6.125%, 1/15/14 ....................................................   United States       20,000,000         19,650,000
           6.375%, 10/15/15 ...................................................   United States        5,000,000          4,975,000
        Nortek Inc., senior sub. note, 8.50%, 9/01/14 .........................   United States       27,000,000         22,005,000
        RBS Global & Rexnord Corp.,
           senior note, 9.50%, 8/01/14 ........................................   United States       18,000,000         17,910,000
           senior sub. note, 11.75%, 8/01/16 ..................................   United States        9,100,000          9,145,500
        RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...............   United States       28,000,000         26,110,000
        United Rentals North America Inc., senior sub. note, 7.75%,
          11/15/13 ............................................................   United States       10,700,000          9,790,500
                                                                                                                     ---------------
                                                                                                                        123,885,000
                                                                                                                     ---------------
        COMMERCIAL SERVICES & SUPPLIES 3.1%
        Allied Waste North America Inc.,
           senior note, 7.875%, 4/15/13 .......................................   United States       21,600,000         22,302,000
           senior secured note, 6.875%, 6/01/17 ...............................   United States        4,000,000          3,955,000
        ARAMARK Corp., senior note,
           8.50%, 2/01/15 .....................................................   United States       29,000,000         29,253,750
         c FRN, 8.411%, 2/01/15 ...............................................   United States        4,050,000          3,948,750
    d,e Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .........   United States        9,053,899                 --
        JohnsonDiversey Holdings Inc., senior disc. note, 10.67%, 5/15/13 .....   United States       20,000,000         20,100,000
    d,e Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...............   United States       10,000,000             50,000
                                                                                                                     ---------------
                                                                                                                         79,609,500
                                                                                                                     ---------------
        CONSUMER DURABLES & APPAREL 3.5%
        Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...................   United States       15,500,000         11,470,000
        Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ......   United States       12,500,000         11,703,125
        Jarden Corp., senior sub. note, 7.50%, 5/01/17 ........................   United States       23,100,000         20,905,500
        Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..................   United States       17,525,000         17,612,625
        KB Home, senior note,
           6.25%, 6/15/15 .....................................................   United States       20,000,000         17,450,000
           7.25%, 6/15/18 .....................................................   United States       14,800,000         13,542,000
                                                                                                                     ---------------
                                                                                                                         92,683,250
                                                                                                                     ---------------


18 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        CONSUMER SERVICES 6.7%
        Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ...................   United States     $ 10,000,000     $    9,575,000
      b Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ........................   United States       15,300,000         13,617,000
        MGM MIRAGE, senior note,
           6.625%, 7/15/15 ....................................................   United States       33,000,000         30,855,000
           6.875%, 4/01/16 ....................................................   United States       10,000,000          9,462,500
      b Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 ...........   United States       18,600,000         14,926,500
        Pinnacle Entertainment Inc., senior sub. note,
           8.25%, 3/15/12 .....................................................   United States        5,000,000          5,075,000
           8.75%, 10/01/13 ....................................................   United States       14,100,000         14,452,500
        Royal Caribbean Cruises Ltd.,
           senior deb., 7.25%, 3/15/18 ........................................   United States       17,000,000         16,443,250
           senior note, 8.00%, 5/15/10 ........................................   United States        4,200,000          4,417,375
           senior note, 6.875%, 12/01/13 ......................................   United States       13,800,000         13,611,175
        Station Casinos Inc.,
           senior note, 6.00%, 4/01/12 ........................................   United States        9,300,000          8,486,250
           senior sub. note, 6.50%, 2/01/14 ...................................   United States        7,000,000          5,705,000
           senior sub. note, 6.875%, 3/01/16 ..................................   United States       15,000,000         12,018,750
        Universal City Development, senior note, 11.75%, 4/01/10 ..............   United States       15,000,000         15,562,500
                                                                                                                     ---------------
                                                                                                                        174,207,800
                                                                                                                     ---------------
        DIVERSIFIED FINANCIALS 4.5%
        CIT Group Inc., senior note, 7.625%, 11/30/12 .........................   United States       11,650,000         11,764,531
        E*TRADE Financial Corp., senior note, 8.00%, 6/15/11 ..................   United States       10,000,000          7,700,000
        GMAC LLC, 6.875%, 9/15/11 .............................................   United States       60,000,000         52,463,880
        Lehman Brothers Holdings Inc., senior note,
           6.20%, 9/26/14 .....................................................   United States       17,000,000         17,019,448
           7.00%, 9/27/27 .....................................................   United States        8,000,000          8,118,360
        Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17 .................   United States       20,000,000         20,312,200
                                                                                                                     ---------------
                                                                                                                        117,378,419
                                                                                                                     ---------------
        ENERGY 8.1%
        Atlas Pipeline Partners LP, senior note, 8.125%, 12/15/15 .............   United States       20,000,000         19,700,000
        Chesapeake Energy Corp., senior note,
           6.625%, 1/15/16 ....................................................   United States       10,000,000          9,750,000
           6.25%, 1/15/18 .....................................................   United States       27,600,000         26,151,000
           6.875%, 11/15/20 ...................................................   United States        5,000,000          4,812,500
        El Paso Corp., senior note, 6.875%, 6/15/14 ...........................   United States       28,000,000         28,222,124
        Mariner Energy Inc., senior note, 7.50%, 4/15/13 ......................   United States       27,000,000         25,785,000
        Peabody Energy Corp., senior note,
           7.375%, 11/01/16 ...................................................   United States        6,900,000          7,107,000
           B, 6.875%, 3/15/13 .................................................   United States       15,900,000         16,019,250
      b Petroplus Finance Ltd., senior note, 144A,
           6.75%, 5/01/14 .....................................................    Switzerland        13,575,000         12,590,812
           7.00%, 5/01/17 .....................................................    Switzerland         6,400,000          5,920,000
        Pride International Inc., senior note, 7.35%, 7/15/14 .................   United States       15,000,000         15,450,000


                                                          Semiannual Report | 19

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        ENERGY (CONTINUED)
        Tesoro Corp., senior note,
           6.50%, 6/01/17 .....................................................   United States     $  1,575,000     $    1,563,188
         b 144A, 6.50%, 6/01/17 ...............................................   United States        8,425,000          8,361,813
        The Williams Cos. Inc.,
           8.75%, 3/15/32 .....................................................   United States       13,000,000         15,762,500
           senior note, 7.875%, 9/01/21 .......................................   United States       13,100,000         14,868,500
                                                                                                                     ---------------
                                                                                                                        212,063,687
                                                                                                                     ---------------
        FOOD, BEVERAGE & TOBACCO 2.3%
        Dole Foods Co., senior note, 7.25%, 6/15/10 ...........................   United States        1,325,000          1,219,000
        Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ..........   United States       30,000,000         32,901,360
        Smithfield Foods Inc., senior note,
           7.00%, 8/01/11 .....................................................   United States       18,900,000         18,805,500
           7.75%, 5/15/13 .....................................................   United States        7,500,000          7,462,500
                                                                                                                     ---------------
                                                                                                                         60,388,360
                                                                                                                     ---------------
        HEALTH CARE EQUIPMENT & SERVICES 7.3%
        DaVita Inc., senior sub. note, 7.25%, 3/15/15 .........................   United States       30,000,000         29,325,000
      b FMC Finance III SA, senior note, 144A, 6.875%, 7/15/17 ................      Germany          14,000,000         13,790,000
        Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..............      Germany          14,000,000         14,035,000
        HCA Inc.,
           senior note, 6.50%, 2/15/16 ........................................   United States        6,300,000          5,276,250
           senior secured note, 9.125%, 11/15/14 ..............................   United States       32,000,000         32,800,000
        Tenet Healthcare Corp., senior note,
           7.375%, 2/01/13 ....................................................   United States       18,000,000         15,930,000
           9.875%, 7/01/14 ....................................................   United States       20,000,000         18,950,000
      c U.S. Oncology Holdings Inc., senior note, FRN, 10.759%, 3/15/12 .......   United States       25,000,000         21,250,000
        United Surgical Partners International Inc., senior sub. note,
           8.875%, 5/01/17 ....................................................   United States        8,500,000          8,330,000
           PIK, 9.25%, 5/01/17 ................................................   United States        6,900,000          6,675,750
        Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 ............................................................   United States       25,000,000         23,812,500
                                                                                                                     ---------------
                                                                                                                        190,174,500
                                                                                                                     ---------------
        MATERIALS 11.3%
        Buckeye Technologies Inc.,
           senior note, 8.50%, 10/01/13 .......................................   United States       11,700,000         11,875,500
           senior sub. note, 8.00%, 10/15/10 ..................................   United States       10,000,000         10,025,000
        Crown Americas Inc., senior note, 7.75%, 11/15/15 .....................   United States       28,000,000         28,700,000
        Freeport-McMoRan Copper & Gold Inc., senior note,
           8.25%, 4/01/15 .....................................................   United States        6,700,000          7,169,000
           8.375%, 4/01/17 ....................................................   United States       17,400,000         18,835,500
        Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ........   United States       25,000,000         26,937,500
      b Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ........................  United Kingdom       28,000,000         25,340,000
        Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 .................   United States        5,000,000          5,466,820
        JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .....................      Ireland          15,400,000         14,707,000


20 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        MATERIALS (CONTINUED)
        Lyondell Chemical Co.,
           senior note, 8.00%, 9/15/14 ........................................   United States     $ 15,000,000     $   17,062,500
           senior secured note, 10.50%, 6/01/13 ...............................   United States       17,400,000         18,705,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................   United States       30,000,000         31,350,000
        NewPage Corp., senior secured note, 10.00%, 5/01/12 ...................   United States       20,000,000         20,500,000
        Novelis Inc., senior note, 7.25%, 2/15/15 .............................      Canada           30,000,000         28,125,000
        Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ............................................................   United States        6,700,000          6,683,250
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ......................   United States       22,000,000         22,000,000
    d,e RSL Communications PLC,
           senior disc. note, 10.125%, 3/01/08 ................................  United Kingdom       44,500,000          1,335,000
           senior note, 12.00%, 11/01/08 ......................................  United Kingdom        6,250,000            234,375
                                                                                                                     ---------------
                                                                                                                        295,051,445
                                                                                                                     ---------------
        MEDIA 12.4%
        Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .............   United States       11,100,000         10,628,250
    d,e Callahan Nordrhein-Westfallen, senior disc. note, 16.00%, 7/15/10 .....      Germany          38,000,000              3,800
        CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..................      Canada           29,000,000         27,042,500
        CCH I Holdings LLC, senior note, 13.50%, 1/15/14 ......................   United States       15,500,000         11,935,000
        CCH II LLC, senior note, 10.25%, 9/15/10 ..............................   United States       33,800,000         33,546,500
        CSC Holdings Inc.,
           senior deb., 7.625%, 7/15/18 .......................................   United States        8,000,000          7,320,000
           senior note, 6.75%, 4/15/12 ........................................   United States        7,750,000          7,304,375
        Dex Media Inc.,
           B, 8.00%, 11/15/13 .................................................   United States        7,500,000          7,200,000
           senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
             11/15/13 .........................................................   United States       12,600,000         11,623,500
        DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ....................   United States       10,000,000         10,425,000
        EchoStar DBS Corp., senior note,
           6.375%, 10/01/11 ...................................................   United States       10,000,000         10,175,000
           7.125%, 2/01/16 ....................................................   United States        7,300,000          7,637,625
        IDEARC Inc., senior note, 8.00%, 11/15/16 .............................   United States       18,600,000         17,484,000
        Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ..................   United States       27,800,000         26,549,000
        Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................   United States       20,000,000         18,899,860
        LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................   United States       17,500,000         16,625,000
        Quebecor Media Inc.,
         b 144A, 7.75%, 3/15/16 ...............................................      Canada            2,500,000          2,343,750
           senior note, 7.75%, 3/15/16 ........................................      Canada           25,000,000         23,437,500
        R.H. Donnelley Corp., senior note,
           8.875%, 1/15/16 ....................................................   United States       20,000,000         19,000,000
         b 144A, 8.875%, 10/15/17 .............................................   United States        2,500,000          2,368,750
        Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ..................   United States       10,000,000          9,300,000
      b Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
          9/01/14 .............................................................   United States       14,665,000         15,911,525
      b Univision Communications Inc., senior note, 144A, PIK, 9.75%,
          3/15/15 .............................................................   United States       29,000,000         27,115,000
                                                                                                                     ---------------
                                                                                                                        323,875,935
                                                                                                                     ---------------


                                                          Semiannual Report | 21

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        REAL ESTATE 1.4%
        Host Marriott LP, senior note,
           K, 7.125%, 11/01/13 ................................................   United States     $ 20,000,000     $   20,150,000
           M, 7.00%, 8/15/12 ..................................................   United States        7,100,000          7,135,500
           Q, 6.75%, 6/01/16 ..................................................   United States        9,500,000          9,476,250
                                                                                                                     ---------------
                                                                                                                         36,761,750
                                                                                                                     ---------------
        RETAILING 2.1%
      b Dollar General Corp., senior note, 144A, 10.625%, 7/15/15 .............   United States       28,000,000         25,620,000
        Michaels Stores Inc., senior note, 10.00%, 11/01/14 ...................   United States       28,000,000         27,720,000
                                                                                                                     ---------------
                                                                                                                         53,340,000
                                                                                                                     ---------------
        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.4%
        Freescale Semiconductor Inc., senior note, 8.875%, 12/15/14 ...........   United States       25,000,000         22,968,750
        NXP BV/NXP Funding LLC, senior secured note, 7.875%, 10/15/14 .........    Netherlands        15,000,000         14,475,000
                                                                                                                     ---------------
                                                                                                                         37,443,750
                                                                                                                     ---------------
        SOFTWARE & SERVICES 3.3%
      b First Data Corp., senior note, 144A, 9.875%, 9/24/15 ..................   United States       23,200,000         21,605,000
        Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................   United States       26,100,000         27,405,000
    d,e PSINet Inc., senior note, 11.00%, 8/01/09 .............................   United States       18,750,000              1,875
        SunGard Data Systems Inc.,
           senior note, 9.125%, 8/15/13 .......................................   United States       11,100,000         11,349,750
           senior sub. note, 10.25%, 8/15/15 ..................................   United States       24,175,000         25,021,125
                                                                                                                     ---------------
                                                                                                                         85,382,750
                                                                                                                     ---------------
        TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
      e Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 .............      Bermuda          11,000,000            715,000
        Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ......     Singapore         15,600,000         15,249,000
        Panamsat Corp., senior note, 9.00%, 8/15/14 ...........................   United States        5,000,000          5,100,000
        Sanmina-SCI Corp.,
       b,c senior note, 144A, FRN, 8.444%, 6/15/14 ............................   United States        6,200,000          6,045,000
           senior sub. note, 6.75%, 3/01/13 ...................................   United States       14,600,000         12,592,500
           senior sub. note, 8.125%, 3/01/16 ..................................   United States       13,700,000         12,193,000
                                                                                                                     ---------------
                                                                                                                         51,894,500
                                                                                                                     ---------------
        TELECOMMUNICATION SERVICES 9.3%
      b American Tower Corp., senior note, 144A, 7.00%, 10/15/17 ..............   United States       10,000,000         10,225,000
      b Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ................      Jamaica          29,000,000         26,027,500
        Dobson Cellular Systems Inc., senior secured note, 9.875%,
          11/01/12 ............................................................   United States       10,700,000         11,743,250
        Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
          10.375% thereafter, 11/15/12 ........................................  United Kingdom       30,000,000         29,025,000
        Intelsat Intermediate, senior note, zero cpn. to 2/01/10,
          9.25% thereafter, 2/01/15 ...........................................      Bermuda           5,000,000          4,125,000
        Intelsat Subsidiary Holding Co. Ltd., senior note,
           8.25%, 1/15/13 .....................................................      Bermuda          12,200,000         12,383,000
           8.625%, 1/15/15 ....................................................      Bermuda          17,500,000         17,718,750
      e Iridium LLC, senior note, D, 10.875%, 7/15/05 .........................      Bermuda          17,000,000            382,500


22 | Semiannual Report

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                    COUNTRY     PRINCIPAL AMOUNT a      VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        TELECOMMUNICATION SERVICES (CONTINUED)
        MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..................   United States     $ 15,000,000     $   14,287,500
        Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....     Luxembourg        11,700,000         12,548,250
        Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ...........   United States       10,000,000          9,852,200
        Qwest Communications International Inc., senior note,
           7.50%, 2/15/14 .....................................................   United States       20,000,000         19,950,000
           B, 7.50%, 2/15/14 ..................................................   United States       20,000,000         19,950,000
        Virgin Media Finance PLC, senior note, 8.75%, 4/15/14 .................  United Kingdom        8,900,000          8,900,000
        Windstream Corp., senior note, 8.625%, 8/01/16 ........................   United States       15,000,000         15,637,500
      b Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15 ............................................................       Italy           28,000,000         30,380,000
                                                                                                                     ---------------
                                                                                                                        243,135,450
                                                                                                                     ---------------
        UTILITIES 8.3%
      b AES Corp., senior note, 144A, 8.00%, 10/15/17 .........................   United States       14,350,000         14,350,000
        Aquila Inc., senior note, 14.875%, 7/01/12 ............................   United States       23,000,000         29,095,000
        Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ....................   United States       28,000,000         27,055,000
        Edison Mission Energy, senior note, 7.00%, 5/15/17 ....................   United States       28,000,000         26,950,000
        ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ........   United States        5,792,000          5,957,819
      b Intergen NV, senior secured note, 144A, 9.00%, 6/30/17 ................    Netherlands        15,000,000         15,825,000
        Mirant North America LLC, senior note, 7.375%, 12/31/13 ...............   United States       21,700,000         21,862,750
        NRG Energy Inc., senior note,
           7.25%, 2/01/14 .....................................................   United States        8,500,000          8,330,000
           7.375%, 2/01/16 ....................................................   United States       20,000,000         19,650,000
           7.375%, 1/15/17 ....................................................   United States       10,000,000          9,800,000
      b Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
         f 10.25%, 11/01/15 ...................................................   United States        4,500,000          4,359,375
           10.25%, 11/01/15 ...................................................   United States       34,000,000         32,895,000
                                                                                                                     ---------------
                                                                                                                        216,129,944
                                                                                                                     ---------------
        TOTAL CORPORATE BONDS (COST $2,657,673,761) ...........................                                       2,498,555,180
                                                                                                                     ---------------

                                                                                                 ------------------
                                                                                                       SHARES
                                                                                                 ------------------
        COMMON STOCKS 0.1%
        AUTOMOBILES & COMPONENTS 0.0% g
  d,h,i Cambridge Industries Liquidating Trust Interest .......................   United States        4,853,892              5,339
    h,j Harvard Industries Inc. ...............................................   United States          793,966              3,970
                                                                                                                     ---------------
                                                                                                                              9,309
                                                                                                                     ---------------
        COMMERCIAL SERVICES & SUPPLIES 0.0%
  d,h,i Goss Holdings Inc., B .................................................   United States          211,174                 --
d,h,i,j VS Holdings Inc. ......................................................   United States        1,685,375                 --
                                                                                                                     ---------------
                                                                                                                                 --
                                                                                                                     ---------------
        TELECOMMUNICATION SERVICES 0.1%
        Sprint Nextel Corp. ...................................................   United States          163,094          2,531,219
                                                                                                                     ---------------
        TOTAL COMMON STOCKS (COST $29,553,602) ................................                                           2,540,528
                                                                                                                     ---------------


                                                          Semiannual Report | 23

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                                   COUNTRY            SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CONVERTIBLE PREFERRED STOCK (COST $26,500,000) 1.0%
        UTILITIES 1.0%
        CMS Energy Trust I, 7.75%, cvt. pfd. ..................................   United States          530,000     $   26,001,800
                                                                                                                     ---------------
        PREFERRED STOCK (COST $13,797,500) 0.5%
        DIVERSIFIED FINANCIALS 0.5%
      h FHLMC, 8.375%, pfd. ...................................................   United States          551,900         14,067,931
                                                                                                                     ---------------
        TOTAL LONG TERM INVESTMENTS (COST $2,727,524,863) .....................                                       2,541,165,439
                                                                                                                     ---------------
        SHORT TERM INVESTMENT (COST $41,193,870) 1.6%
        MONEY MARKET FUND 1.6%
      k Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.61% ..   United States       41,193,870         41,193,870
                                                                                                                     ---------------
        TOTAL INVESTMENTS (COST $2,768,718,733) 98.9% .........................                                       2,582,359,309
        OTHER ASSETS, LESS LIABILITIES 1.1% ...................................                                          28,759,337
                                                                                                                     ---------------
        NET ASSETS 100.0% .....................................................                                      $2,611,118,646
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corp.
FRN   - Floating Rate Note
PIK   - Payment-In-Kind

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At November 30, 2007, the aggregate value of these securities was $356,539,025, representing 13.65% of net assets.

c The coupon rate shown represents the rate at period end.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At November 30, 2007, the aggregate value of these securities was $1,630,389, representing 0.06% of net assets.

e See Note 8 regarding defaulted securities.

f A portion or all of the securities purchased on a when-issued or delayed delivery basis. See Note 1(c).

g Rounds to less than 0.1% of net assets.

h Non-income producing for the twelve months ended November 30, 2007.

i See Note 9 regarding restricted securities.

j See Note 10 regarding holdings of 5% voting securities.

k See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2007 (unaudited)

                                                                                        ---------------
                                                                                         FRANKLIN HIGH
                                                                                          INCOME FUND
                                                                                        ---------------
Assets:
   Investments in securities:
     Cost - Unaffiliated issuers ....................................................   $2,700,301,002
     Cost - Non-controlled affiliated issuers (Note 10) .............................       27,223,861
     Cost - Sweep Money Fund (Note 7) ...............................................       41,193,870
                                                                                        ---------------
     Total cost of investments ......................................................   $2,768,718,733
                                                                                        ===============
     Value - Unaffiliated issuers ...................................................   $2,541,161,469
     Value - Non-controlled affiliated issuers (Note 10) ............................            3,970
     Value - Sweep Money Fund (Note 7) ..............................................       41,193,870
                                                                                        ---------------
     Total value of investments .....................................................    2,582,359,309
   Receivables:
     Investment securities sold .....................................................        1,586,667
     Capital shares sold ............................................................        3,381,289
     Interest .......................................................................       53,062,680
                                                                                        ---------------
       Total assets .................................................................    2,640,389,945
                                                                                        ---------------
Liabilities:
   Payables:
     Investment securities purchased ................................................       21,004,881
     Capital shares redeemed ........................................................        5,783,465
     Affiliates .....................................................................        1,662,306
   Accrued expenses and other liabilities ...........................................          820,647
                                                                                        ---------------
       Total liabilities ............................................................       29,271,299
                                                                                        ---------------
         Net assets, at value .......................................................   $2,611,118,646
                                                                                        ===============
Net assets consist of:
   Paid-in capital ..................................................................   $3,752,434,378
   Undistributed net investment income ..............................................        7,777,683
   Net unrealized appreciation (depreciation) .......................................     (186,359,424)
   Accumulated net realized gain (loss) .............................................     (962,733,991)
                                                                                        ---------------
         Net assets, at value .......................................................   $2,611,118,646
                                                                                        ===============


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 25

Franklin High Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
November 30, 2007 (unaudited)

                                                                                        ---------------
                                                                                         FRANKLIN HIGH
                                                                                          INCOME FUND
                                                                                        ---------------
CLASS A:
   Net assets, at value .............................................................   $2,062,860,764
                                                                                        ===============
   Shares outstanding ...............................................................    1,008,015,880
                                                                                        ===============
   Net asset value per share a ......................................................   $         2.05
                                                                                        ===============
   Maximum offering price per share (net asset value per share / 95.75%) ............   $         2.14
                                                                                        ===============
CLASS B:
   Net assets, at value .............................................................   $  133,090,023
                                                                                        ===============
   Shares outstanding ...............................................................       65,223,774
                                                                                        ===============
   Net asset value and maximum offering price per share a ...........................   $         2.04
                                                                                        ===============
CLASS C:
   Net assets, at value .............................................................   $  341,865,858
                                                                                        ===============
   Shares outstanding ...............................................................      166,147,680
                                                                                        ===============
   Net asset value and maximum offering price per share a ...........................   $         2.06
                                                                                        ===============
CLASS R:
   Net assets, at value .............................................................   $   32,099,874
                                                                                        ===============
   Shares outstanding ...............................................................       15,559,609
                                                                                        ===============
   Net asset value and maximum offering price per share a ...........................   $         2.06
                                                                                        ===============
ADVISOR CLASS:
   Net assets, at value .............................................................   $   41,202,127
                                                                                        ===============
   Shares outstanding ...............................................................       20,106,490
                                                                                        ===============
   Net asset value and maximum offering price per share a ...........................   $         2.05
                                                                                        ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


26 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

STATEMENT OF OPERATIONS
for the six months ended November 30, 2007 (unaudited)

                                                                                        ---------------
                                                                                         FRANKLIN HIGH
                                                                                          INCOME FUND
                                                                                        ---------------
Investment income:
   Dividends:
     Unaffiliated issuers ...........................................................   $    2,025,629
     Sweep Money Fund (Note 7) ......................................................          682,393
   Interest .........................................................................      109,131,171
                                                                                        ---------------
       Total investment income ......................................................      111,839,193
                                                                                        ---------------
Expenses:
   Management fees (Note 3a) ........................................................        6,134,748
   Distribution fees: (Note 3c)
     Class A ........................................................................        1,566,038
     Class B ........................................................................          474,333
     Class C ........................................................................        1,155,874
     Class R ........................................................................           71,346
   Transfer agent fees (Note 3e) ....................................................        1,620,589
   Custodian fees (Note 4) ..........................................................           23,192
   Reports to shareholders ..........................................................          133,838
   Registration and filing fees .....................................................           99,830
   Professional fees ................................................................           44,448
   Trustees' fees and expenses ......................................................           49,191
   Other ............................................................................           39,917
                                                                                        ---------------
       Total expenses ...............................................................       11,413,344
       Expense reductions (Note 4) ..................................................          (23,680)
                                                                                        ---------------
         Net expenses ...............................................................       11,389,664
                                                                                        ---------------
           Net investment income ....................................................      100,449,529
                                                                                        ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from investments ........................................        9,997,594
   Net change in unrealized appreciation (depreciation) on investments ..............     (178,211,145)
                                                                                        ---------------
Net realized and unrealized gain (loss) .............................................     (168,213,551)
                                                                                        ---------------
Net increase (decrease) in net assets resulting from operations .....................   $  (67,764,022)
                                                                                        ===============


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 27

Franklin High Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            -----------------------------------
                                                                                                 FRANKLIN HIGH INCOME FUND
                                                                                            -----------------------------------
                                                                                            SIX MONTHS ENDED
                                                                                            NOVEMBER 30, 2007      YEAR ENDED
                                                                                               (UNAUDITED)        MAY 31, 2007
                                                                                            -----------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ..............................................................      $  100,449,529   $  202,393,147
     Net realized gain (loss) from investments and foreign currency transactions ........           9,997,594        9,780,538
     Net change in unrealized appreciation (depreciation) on investments and
       translation of assets and liabilities denominated in foreign currencies ..........        (178,211,145)     110,438,495
                                                                                            -----------------------------------
         Net increase (decrease) in net assets resulting from operations ................         (67,764,022)     322,612,180
                                                                                            -----------------------------------
   Distributions to shareholders from net investment income:
     Class A ............................................................................         (77,358,856)    (160,952,274)
     Class B ............................................................................          (4,974,331)     (12,151,738)
     Class C ............................................................................         (11,901,520)     (24,870,231)
     Class R ............................................................................            (959,318)      (1,137,700)
     Advisor Class ......................................................................          (1,748,731)      (3,151,026)
                                                                                            -----------------------------------
   Total distributions to shareholders ..................................................         (96,942,756)    (202,262,969)
                                                                                            -----------------------------------
   Capital share transactions: (Note 2)
     Class A ............................................................................         (86,840,986)      18,406,322
     Class B ............................................................................         (22,432,666)     (26,802,872)
     Class C ............................................................................         (20,968,372)       6,879,667
     Class R ............................................................................           7,083,091       15,867,265
     Advisor Class ......................................................................         (12,300,837)      11,322,373
                                                                                            -----------------------------------
   Total capital share transactions .....................................................        (135,459,770)      25,672,755
                                                                                            -----------------------------------
   Redemption fees ......................................................................              11,434           10,405
                                                                                            -----------------------------------
         Net increase (decrease) in net assets ..........................................        (300,155,114)     146,032,371
Net assets:
   Beginning of period ..................................................................       2,911,273,760    2,765,241,389
                                                                                            -----------------------------------
   End of period ........................................................................      $2,611,118,646   $2,911,273,760
                                                                                            ===================================
Undistributed net investment income included in net assets:
   End of period ........................................................................      $    7,777,683   $    4,270,910
                                                                                            ===================================


28 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin High Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN HIGH INCOME FUND

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin High Income Fund (Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A.    SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into


                                                          Semiannual Report | 29

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A.    SECURITY VALUATION (CONTINUED)

question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B.    FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.    SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.


30 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.    FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E.    INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

F.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.


                                                          Semiannual Report | 31

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.    REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

I.    GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.    SHARES OF BENEFICIAL INTEREST

At November 30, 2007, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                        ------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED
                                              NOVEMBER 30, 2007                     MAY 31, 2007
                                        ------------------------------------------------------------------
                                           SHARES           AMOUNT            SHARES           AMOUNT
                                        ------------------------------------------------------------------
CLASS A SHARES:
   Shares sold ......................     81,803,243    $  169,971,903      167,086,572    $  352,987,155
   Shares issued in reinvestment
      of distributions ..............     20,677,819        42,963,728       42,036,612        88,282,838
   Shares redeemed ..................   (144,577,129)     (299,776,617)    (200,619,926)     (422,863,671)
                                        ------------------------------------------------------------------
   Net increase (decrease) ..........    (42,096,067)   $  (86,840,986)       8,503,258    $   18,406,322
                                        ==================================================================


32 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        ------------------------------------------------------------------
                                               SIX MONTHS ENDED                      YEAR ENDED
                                              NOVEMBER 30, 2007                     MAY 31, 2007
                                        ------------------------------------------------------------------
                                           SHARES           AMOUNT            SHARES           AMOUNT
                                        ------------------------------------------------------------------
CLASS B SHARES:
   Shares sold ......................      1,289,767    $    2,682,142        4,258,757    $    8,932,696
   Shares issued in reinvestment
      of distributions ..............      1,237,439         2,563,464        2,962,238         6,201,722
   Shares redeemed ..................    (13,399,665)      (27,678,272)     (19,868,243)      (41,937,290)
                                        ------------------------------------------------------------------
   Net increase (decrease) ..........    (10,872,459)   $  (22,432,666)     (12,647,248)   $  (26,802,872)
                                        ==================================================================
CLASS C SHARES:
   Shares sold ......................     12,577,964    $   26,269,214       36,921,389    $   78,412,697
   Shares issued in reinvestment
      of distributions ..............      3,324,250         6,946,319        6,874,576        14,529,946
   Shares redeemed ..................    (25,982,507)      (54,183,905)     (40,663,462)      (86,062,976)
                                        ------------------------------------------------------------------
   Net increase (decrease) ..........    (10,080,293)   $  (20,968,372)       3,132,503    $    6,879,667
                                        ==================================================================
CLASS R SHARES:
   Shares sold ......................      6,117,999    $   12,829,254        9,288,959    $   19,844,896
   Shares issued in reinvestment
      of distributions ..............        446,525           934,506          509,302         1,082,440
   Shares redeemed ..................     (3,197,117)       (6,680,669)      (2,366,263)       (5,060,071)
                                        ------------------------------------------------------------------
   Net increase (decrease) ..........      3,367,407    $    7,083,091        7,431,998    $   15,867,265
                                        ==================================================================
ADVISOR CLASS SHARES:
   Shares sold ......................      4,738,514    $    9,881,626       13,865,520    $   29,376,905
   Shares issued in reinvestment
      of distributions ..............        564,192         1,174,989          958,863         2,023,080
   Shares redeemed ..................    (11,245,406)      (23,357,452)      (9,689,331)      (20,077,612)
                                        ------------------------------------------------------------------
   Net increase (decrease) ..........     (5,942,700)   $  (12,300,837)       5,135,052    $   11,322,373
                                        ==================================================================

3.    TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                                                          Semiannual Report | 33

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3.    TRANSACTIONS WITH AFFILIATES (CONTINUED)

A.    MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $10 billion
       0.440%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          Over $20 billion, up to and including $35 billion
       0.355%          Over $35 billion, up to and including $50 billion
       0.350%          In excess of $50 billion

Effective January 1, 2008, the Fund will pay fees based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
       0.625%          Up to and including $100 million
       0.500%          Over $100 million, up to and including $250 million
       0.450%          Over $250 million, up to and including $7.5 billion
       0.440%          Over $7.5 billion, up to and including $10 billion
       0.430%          Over $10 billion, up to and including $12.5 billion
       0.420%          Over $12.5 billion, up to and including $15 billion
       0.400%          Over $15 billion, up to and including $17.5 billion
       0.380%          Over $17.5 billion, up to and including $20 billion
       0.360%          Over $20 billion, up to and including $35 billion
       0.355%          Over $35 billion, up to and including $50 billion
       0.350%          In excess of $50 billion

B.    ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.


34 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

3.    TRANSACTIONS WITH AFFILIATES (CONTINUED)

C.    DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .............................................................   0.15%
Class B .............................................................   0.65%
Class C .............................................................   0.65%
Class R .............................................................   0.50%

D.    SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...............................................   $ 248,874
Contingent deferred sales charges retained ......................   $ 115,988

E.    TRANSFER AGENT FEES

For the period ended November 30, 2007, the Fund paid transfer agent fees of $1,620,589, of which $1,093,307 was retained by Investor Services.

4.    EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended November 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.


                                                          Semiannual Report | 35

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

5.    INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At May 31, 2007, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2009 .......................................................   $ 118,692,229
   2010 .......................................................     147,493,159
   2011 .......................................................     273,783,877
   2012 .......................................................     273,526,078
   2013 .......................................................      57,417,407
   2014 .......................................................     100,393,648
                                                                  -------------
                                                                  $ 971,306,398
                                                                  =============

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At May 31, 2007, the Fund deferred realized capital losses of $1,425,187.

At November 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 2,771,149,986
                                                                ================
Unrealized appreciation .....................................   $    46,457,465
Unrealized depreciation .....................................      (235,248,142)
                                                                ----------------
Net unrealized appreciation (depreciation) ..................   $  (188,790,677)
                                                                ================

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

6.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2007, aggregated $391,512,224 and $531,846,202, respectively.

7.    INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET
      PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


36 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

8.    CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 94.90% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At November 30, 2007, the aggregate value of these securities was $2,722,550, representing 0.10% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9.    RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At November 30, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------
                                                                         ACQUISITION
SHARES        ISSUER                                                         DATE         COST       VALUE
------------------------------------------------------------------------------------------------------------
4,853,892     Cambridge Industries Liquidating Trust Interest ........      1/09/02    $       --   $ 5,339
  211,174   a Goss Holdings Inc., B ..................................     11/17/99       422,348        --
1,685,375     VS Holdings Inc. .......................................     12/06/01     1,685,375        --
                                                                                                    --------
              TOTAL RESTRICTED SECURITIES (0.00% b of Net Assets) ...............................   $ 5,339
                                                                                                    ========

a The Fund also invests in unrestricted securities of the issuer, valued at $0 as of November 30, 2007.

b Rounds to less than 0.01% of net assets.


                                                          Semiannual Report | 37

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

10.   HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended November 30, 2007, were as shown below.

----------------------------------------------------------------------------------------------------------------------------
                                  NUMBER OF                               NUMBER OF
                                 SHARES HELD                             SHARES HELD     VALUE                    REALIZED
                                 AT BEGINNING     GROSS        GROSS      AT END OF    AT END OF   INVESTMENT     CAPITAL
NAME OF ISSUER                     OF YEAR      ADDITIONS   REDUCTIONS       YEAR        YEAR        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Harvard Industries Inc. ......        793,966          --           --       793,966   $   3,970   $       --   $        --
VS Holdings Inc. .............      1,685,375          --           --     1,685,375          --           --            --
                                                                                       -------------------------------------
   TOTAL AFFILIATED SECURITIES (0.00% a of Net Assets) .............................   $   3,970   $       --   $        --
                                                                                       =====================================

a Rounds to less than 0.01% of net assets.

11.   REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.


38 | Semiannual Report

Franklin High Income Trust

FRANKLIN HIGH INCOME FUND

11.   REGULATORY AND LITIGATION MATTERS (CONTINUED)

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

12.   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (FIN 48), on November 30, 2007. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions for open tax years (tax years ended May 31, 2005 - 2007) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 39

Franklin High Income Trust

SHAREHOLDER INFORMATION

FRANKLIN HIGH INCOME FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


40 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund II 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


12/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON   One Franklin Parkway
   INVESTMENTS       San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN HIGH INCOME FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


105 S2007 01/08

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

      ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    January 25, 2008


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    January 25, 2008